Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating activities:
Net earnings	$ 815,790	$ 585,529	$ 593,126
Adjustments:
Depreciation	652,000	535,852	534,010
Amortization	72,423	74,356	73,011
Stock-based compensation	46,384	47,450	50,733
Deferred income taxes	90,864	56,564	(25,274)
Distributions from affiliates	53,738	8,708
Equity in (earnings) losses of unconsolidated affiliates	(13,505)	(9,297)	13,323
Impairment of non-current assets			30,000
Loss on assets	25,393	14,000	17,563
Changes in assets and liabilities (exclusive of acquisitions and dispositions):
Accounts receivable	(179,181)	(103,649)	148,113
Inventories	(45,963)	(298,074)	(65,655)
Accounts payable	(111,859)	39,489	(111,496)
Federal income taxes	(111,687)	77,950	(28,022)
Salaries, wages and related accruals	67,973	7,155	(60,363)
Other operating activities	(19,472)	41,916	31,316
Cash provided by operating activities	1,342,898	1,077,949	1,200,385
Investing activities:
Capital expenditures	(667,982)	(1,196,952)	(947,608)
Investment in and advances to affiliates	(97,841)	(85,053)	(180,472)
Repayment of advances to affiliates	122,000	54,500	65,446
Disposition of plant and equipment	36,563	34,097	51,063
Acquisitions (net of cash acquired)	(768,581)		(760,833)
Purchases of investments	(100,000)	(19,349)	(409,403)
Proceeds from the sale of investments	27,529	92,761	1,667,142
Proceeds from the sale of restricted investments		148,725	359,295
Changes in restricted cash		126,438	(48,625)
Other investing activities	10,250	4,863
Cash used in investing activities	(1,438,062)	(839,970)	(203,995)
Financing activities:
Net change in short-term debt	178,308	(671)	27,945
Repayment of long-term debt	(5,358)	(250,000)	(650,000)
Proceeds from issuance of long-term debt, net of discount		999,100
Bond issuance costs		(7,625)
Issuance of common stock	5,614		10,515
Excess tax benefits from stock-based compensation	3,400	2,955	4,700
Distributions to noncontrolling interests	(63,705)	(76,798)	(74,848)
Cash dividends	(475,123)	(471,028)	(466,361)
Other financing activities	(2,183)	111	1,172
Cash (used in) provided by financing activities	(359,047)	196,044	(1,146,877)
Effect of exchange rate changes on cash	(4,897)	(3,633)	2,704
(Decrease) increase in cash and cash equivalents	(459,108)	430,390	(147,783)
Cash and cash equivalents-beginning of year	1,483,252	1,052,862	1,200,645
Cash and cash equivalents-end of year	1,024,144	1,483,252	1,052,862
Non-cash investing activity:
Change in accrued plant and equipment purchases	$ (99,115)	$ 33,467	$ 71,726